Acquisition of OceanFreight (Tables) (OceanFreight [Member])	12 Months Ended
Dec. 31, 2011
OceanFreight [Member]
Schedule of Purchase Price Allocation [Table Text Block]
Assets:
Current assets	$12353
Vessels	187000
Vessels under construction	31822
Above-market acquired time charters	47320
Other Non Current assets	7589
Total assets acquired	286084

Liabilities:
Current liabilities, excluding current portion of long-term bank debt and current portion of financial instruments	23774
Bank debt, including current portion of $26,524	137711
Financial Instruments, including current portion of $5,990	9017
Non controlling interest	57257
Total liabilities	227,759

Net assets acquired	$58325

Cash consideration	33,760
Consideration paid in OCR’ shares (1,570,226 shares exchanged)*	24,565
Total consideration	58,325

Above Market Acquired Time Charter [Table Text Block]

	Amount Acquired	Amortization as of December 31, 2011	2012	2013	2014	2015	thereafter
Above-market acquired time charters	$47,320	$7,218	$17,012	$11,928	$7,957	$1,299	$1,906

Business Acquisition, Pro Forma Information [Table Text Block]
	2010	2011
Pro forma revenues	947,846	$1,107,854
Pro forma operating income	318,873	173,188
Pro forma net income/ (loss)	121,120	-58,255
Pro forma per share amounts:
Basic net income/ (loss) per share	0.39	-0.24